Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2023
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets
	Consolidated
	30 June 2023	30 June 2022
	$	$

Land and buildings - Right-of-use	400,140	175,992
Less: Accumulated depreciation	(39,685)	(140,793)
	360,455	35,199

Schedule of Reconciliations of Right-of-Use Assets Written Down	Reconciliations of Right-of-use assets written down value at the beginning and end of the current financial year are set out below:
	Consolidated
	30 June 2023	30 June 2022
	$	$

Opening balance – 1 July	35,199	105,594
Addition – lease extension	364,941	-
Depreciation	(39,685)	(70,395)
Balance at 30 June 2023	360,455	35,199